Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$31,214,849.26	0.8584942	$22,711,733.97	0.6246351	$8,503,115.29
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$90,804,849.26	0.0908048	$82,301,733.97	0.0823017	$8,503,115.29

Weighted Avg. Coupon (WAC)	4.82%		4.85%
Weighted Avg. Remaining Maturity (WARM)	19.95		19.18
Pool Receivables Balance	$114,928,196.73		$106,039,741.44
Remaining Number of Receivables	20,921		20,076

Adjusted Pool Balance	$111,007,208.66		$102,504,093.37

III. COLLECTIONS

Principal:
Principal Collections	$8,791,006.80
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$165,813.17
Total Principal Collections	$8,956,819.97

Interest:
Interest Collections	$445,401.18
Late Fees & Other Charges	$22,667.98
Interest on Repurchase Principal	$-
Total Interest Collections	$468,069.16

Collection Account Interest	$282.29
Reserve Account Interest	$168.44
Servicer Advances	$-

Total Collections	$9,425,339.86

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$9,425,339.86
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$14,475,929.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$95,773.50		$95,773.50	$95,773.50
Collection Account Interest					$282.29
Late Fees & Other Charges					$22,667.98
Total due to Servicer					$118,723.77

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$59,048.09		$59,048.09	$59,048.09

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$9,091,868.08

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$8,503,115.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$8,503,115.29		$8,503,115.29
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$8,503,115.29		$8,503,115.29

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					588,752.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,920,988.07
Beginning Period Amount	$3,920,988.07
Current Period Amortization	$385,340.00
Ending Period Required Amount	$3,535,648.07
Ending Period Amount	$3,535,648.07
Next Distribution Date Amount	$3,173,971.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	18.20%	19.71%	19.71%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.43%	19,761	97.60%	$103,498,257.97
30 - 60 Days	1.22%	245	1.87%	$1,985,160.14
61 - 90 Days	0.29%	59	0.46%	$488,505.61
91 + Days	0.05%	11	0.06%	$67,817.72
		20,076		$106,039,741.44
Total
Delinquent Receivables 61 + days past due	0.35%	70	0.52%	$556,323.33
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	77	0.52%	$600,045.75
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	97	0.68%	$850,256.76
Three-Month Average Delinquency Ratio	0.39%		0.58%

Repossession in Current Period		8		$61,013.78
Repossession Inventory		32		$39,036.25

Charge-Offs
Gross Principal of Charge-Off for Current Period				$97,448.49
Recoveries				$(165,813.17)
Net Charge-offs for Current Period				$(68,364.68)

Beginning Pool Balance for Current Period				$114,928,196.73

Net Loss Ratio				-0.71%
Net Loss Ratio for 1st Preceding Collection Period				-0.44%
Net Loss Ratio for 2nd Preceding Collection Period				-0.13%
Three-Month Average Net Loss Ratio for Current Period				-0.43%

Cumulative Net Losses for All Periods				$7,338,802.16
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$380,129.24
Number of Extensions				42